Balance Sheet - USD ($)	Jun. 30, 2015
Current Assets
Prepaid expenses	$ 25,000
TOTAL ASSETS	25,000
Current Liabilities
Related party advances	49,064
TOTAL LIABILITIES	$ 49,064
STOCKHOLDERS' DEFICIT
Preferred Stock, Authorized 10,000,000 preferred shares, $0.0001 par value, none issued and outstanding on June 30, 2015
Common Stock; Authorized 100,000,000 common shares, $0.0001 par value, 15,000,000 issued and outstanding on June 30, 2015	$ 1,500
Additional paid-in capital
Accumulated Deficit	$ (25,564)
TOTAL STOCKHOLDERS' DEFICIT	(24,064)
TOTAL LIABILITIES & STOCKHOLDERS' DEFICIT	$ 25,000